Share-based payments (Details Narrative) € in Thousands		6 Months Ended
	Aug. 05, 2021 shares	Jun. 30, 2023 EUR (€) $ / shares shares	Jun. 30, 2023 EUR (€) shares	Jun. 30, 2022 EUR (€) shares
IfrsStatementLineItems [Line Items]
Ordinary shares granted	1,000,000
Expense recognized related to RSUs | €			€ 200	€ 270
Unamortized compensation expense related to RSUs | €		€ 380	€ 380
Remaining average vesting period			2 years 6 months
Stock option expenses | €			€ 220
Unamortized compensation expense | €			€ 4,400
Weighted average remaining period			4 years
Incentive shares granted			5,000
Expense recognised for Incentive shares | €			€ 30	€ 0
Unrecognised share based payment expense | €			€ 0
Options [member]
IfrsStatementLineItems [Line Items]
Options granted			143,628	2,128,554
Options forfeited			800,000
Employee and director [member]
IfrsStatementLineItems [Line Items]
Number of share unvested		1,010,295	1,010,295
Class A ordinary shares [member] | Tranche 1 [member]
IfrsStatementLineItems [Line Items]
Number of option purchase			200,000
Exercise price | $ / shares		€ 10.50
Class A ordinary shares [member] | Tranche 2 [member]
IfrsStatementLineItems [Line Items]
Number of option purchase			200,000
Exercise price | $ / shares		10.50
Share price closed | $ / shares		18.00
Class A ordinary shares [member] | Tranche 3 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		€ 10.50
Employees directors and consultants [member]
IfrsStatementLineItems [Line Items]
RSU shares granted			68,273	57,041
Board Of Directors [Member] | Class A ordinary shares [member] | Tranche 3 [member]
IfrsStatementLineItems [Line Items]
Number of option purchase			50,000